Dana Large Cap Equity Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS — 100.38% Shares Fair Value
Communications — 8.78%
Alphabet, Inc., Class A
(a)
34,000 $ 4,512,480
AT&T, Inc. 1,000 14,520
Comcast Corp., Class A 45,000 2,036,700
Interpublic Group of Cos., Inc. 48,000 1,643,040
Meta Platforms, Inc., Class A
(a)
1,500 477,900
Verizon Communications, Inc. 1,000 34,080
8,718,720
Consumer Discretionary — 10.18%
Amazon.com, Inc.
(a)
23,700 3,168,216
BorgWarner, Inc. 41,200 1,915,800
Crocs, Inc.
(a)
14,000 1,516,900
Tapestry, Inc. 42,000 1,812,300
Ulta Beauty, Inc.
(a)
3,800 1,690,240
10,103,456
Consumer Staples — 6.61%
Kimberly-Clark Corp. 11,000 1,420,100
Kroger Co. (The) 33,000 1,605,120
Mondelez International, Inc., Class A 24,000 1,779,120
Sysco Corp. 21,000 1,602,510
Walmart, Inc. 1,000 159,860
6,566,710
Energy — 4.37%
Cheniere Energy, Inc. 2,300 372,278
Chevron Corp. 500 81,830
ConocoPhillips 10,600 1,247,832
Exxon Mobil Corp. 1,000 107,240
Marathon Petroleum Corp. 7,800 1,037,556
Pioneer Natural Resources Co. 6,600 1,489,422
4,336,158
Financials — 9.00%
American Express Co. 10,000 1,688,800
Bank of America Corp. 23,000 736,000
Bank of New York Mellon Corp. (The) 40,000 1,814,400
Interactive Brokers Group, Inc., Class A 21,000 1,833,930
JPMorgan Chase & Co. 3,000 473,880
Reinsurance Group of America, Inc. 7,500 1,052,625
Wells Fargo & Co. 29,000 1,338,640
8,938,275
Health Care — 12.44%
AbbVie, Inc. 12,000 1,794,960
Anthem, Inc. 3,700 1,745,031
Bristol-Myers Squibb Co. 26,000 1,616,940
IQVIA Holdings, Inc.
(a)
6,300 1,409,688
McKesson Corp. 4,700 1,891,280
Merck & Co., Inc. 17,000 1,813,050

Dana Large Cap Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS — 100.38% - (continued) Shares Fair Value
Health Care — 12.44% - (continued)
UnitedHealth Group, Inc. 4,100 $ 2,076,117
12,347,066
Industrials — 9.39%
Boston Scientific Corp.
(a)
18,000 933,300
Deere & Co. 4,500 1,933,200
Dover Corp. 12,300 1,795,431
Norfolk Southern Corp. 5,400 1,261,386
Parker-Hannifin Corp. 5,200 2,132,052
Raytheon Technologies Corp. 14,400 1,266,192
9,321,561
Materials — 2.33%
Albemarle Corp. 5,400 1,146,312
Graphic Packaging Holding Co. 48,400 1,171,280
2,317,592
Real Estate — 2.51%
Gaming and Leisure Properties, Inc. 24,000 1,139,040
Iron Mountain, Inc. 22,000 1,350,800
2,489,840
Technology — 32.09%
Accenture PLC, Class A 6,600 2,087,910
Adobe, Inc.
(a)
4,600 2,512,382
Apple, Inc. 27,000 5,304,150
Broadcom, Inc. 2,700 2,426,355
Cisco Systems, Inc. 38,000 1,977,520
Dell Technologies, Inc., Class C 25,000 1,323,000
Fiserv, Inc.
(a)
13,800 1,741,698
Fortinet, Inc.
(a)
18,000 1,398,960
Microchip Technology, Inc. 24,600 2,310,924
Microsoft Corp. 12,600 4,232,592
NVIDIA Corp. 1,000 467,290
Oracle Corp. 9,400 1,101,962
Salesforce, Inc.
(a)
5,400 1,215,054
Visa, Inc., Class A 7,800 1,854,294
Workday, Inc., Class A
(a)
8,000 1,897,040
31,851,131
Utilities — 2.68%
Eversource Energy 18,600 1,345,338
NextEra Energy, Inc. 18,000 1,319,400
2,664,738
Total Common Stocks (Cost $76,667,974) 99,655,247
MONEY MARKET FUNDS — 1.03%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.20%
(b)
1,024,030 1,024,030
Total Money Market Funds (Cost $1,024,030) 1,024,030

Dana Large Cap Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Total Investments — 101.41% (Cost $77,692,004) $ 100,679,277
Liabilities in Excess of Other Assets — (1.41)% (1,403,514)
NET ASSETS — 100.00% $ 99,275,763
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS — 99.08% Shares Fair Value
Communications — 1.36%
Ooma, Inc.
(a)
26,374 $ 395,610
Consumer Discretionary — 10.90%
Bloomin' Brands, Inc. 18,705 502,603
Boot Barn Holdings, Inc.
(a)
5,991 562,555
Deckers Outdoor Corp.
(a)
971 527,923
GMS, Inc.
(a)
8,082 595,563
Group 1 Automotive, Inc. 1,891 488,880
Malibu Boats, Inc., Class A
(a)
8,254 494,827
3,172,351
Consumer Staples — 3.66%
e.l.f. Beauty, Inc.
(a)
4,607 537,730
Simply Good Foods Co. (The)
(a)
13,619 527,191
1,064,921
Energy — 7.17%
Chord Energy Corp. 3,397 532,785
EnerSys 4,683 507,263
Matador Resources Co. 8,740 486,206
Weatherford International PLC
(a)
6,760 561,756
2,088,010
Financials — 14.10%
Atlantic Union Bancshares Corp. 14,226 454,947
AXIS Capital Holdings Ltd. 7,707 424,810
Evercore, Inc., Class A 3,174 428,680
Pinnacle Financial Partners, Inc. 6,860 520,674
Primerica, Inc. 2,184 464,537
SouthState Corp. 6,258 486,059
Stifel Financial Corp. 6,721 427,052
Synovus Financial Corp. 12,892 437,039
Wintrust Financial Corp. 5,458 460,437
4,104,235
Health Care — 16.05%
Axsome Therapeutics, Inc.
(a)
5,137 403,100
Blueprint Medicines Corp.
(a)
6,558 432,828
Cytokinetics, Inc.
(a)
7,774 259,263
Deciphera Pharmaceuticals, Inc.
(a)
11,515 155,683
Denali Therapeutics, Inc.
(a)
7,944 225,848
DocGo, Inc.
(a)
56,498 474,018

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS — 99.08% - (continued) Shares Fair Value
Health Care — 16.05% - (continued)
Ensign Group, Inc. (The) 5,495 $ 532,301
Envista Holdings Corp.
(a)
14,785 508,752
Halozyme Therapeutics, Inc.
(a)
5,462 234,648
Lantheus Holdings, Inc.
(a)
5,859 506,745
TG Therapeutics, Inc.
(a)
11,570 239,383
TransMedics Group, Inc.
(a)
5,465 509,229
Travere Therapeutics, Inc.
(a)
11,049 189,932
4,671,730
Industrials — 14.98%
Atkore, Inc.
(a)
3,664 581,367
Cactus, Inc., Class A 11,334 575,541
Clean Harbors, Inc.
(a)
3,181 528,873
FTI Consulting, Inc.
(a)
2,608 456,817
Hub Group, Inc., Class A
(a)
6,185 557,454
John Bean Technologies Corp. 4,724 583,933
MasTec, Inc.
(a)
4,947 582,509
TopBuild Corp.
(a)
1,804 494,170
4,360,664
Materials — 6.35%
Advanced Drainage Systems, Inc. 4,542 554,079
Avient Corp. 10,351 419,526
Eagle Materials, Inc. 2,304 424,788
Element Solutions, Inc. 21,490 450,430
1,848,823
Real Estate — 5.81%
Agree Realty Corp. 6,140 397,749
Spirit Realty Capital, Inc. 10,225 412,374
STAG Industrial, Inc. 12,311 446,889
Tanger Factory Outlet Centers, Inc. 18,527 433,718
1,690,730
Technology — 16.08%
Axcelis Technologies, Inc.
(a)
2,980 597,431
Box, Inc., Class A
(a)
17,838 557,438
i3 Verticals, Inc., Class A
(a)
17,274 432,023
Lattice Semiconductor Corp.
(a)
6,071 552,097
Perficient, Inc.
(a)
6,314 402,770
Perion Network Ltd.
(a)
9,765 357,301

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
REIT – Real Estate Investment Trust
COMMON STOCKS — 99.08% - (continued) Shares Fair Value
Technology — 16.08% - (continued)
Tenable Holdings, Inc.
(a)
13,154 $ 640,074
Teradata Corp.
(a)
9,667 549,569
Veeco Instruments, Inc.
(a)
21,128 594,964
4,683,667
Utilities — 2.62%
Chesapeake Utilities Corp. 3,230 381,915
Clearway Energy, Inc., Class C 14,446 381,519
763,434
Total Common Stocks (Cost $25,157,844) 28,844,175
MONEY MARKET FUNDS — 0.87%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.20%
(b)
253,411 253,411
Total Money Market Funds (Cost $253,411) 253,411
Total Investments — 99.95% (Cost $25,411,255) 29,097,586
Other Assets in Excess of Liabilities — 0.05% 15,381
NET ASSETS — 100.00% $ 29,112,967
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.

Dana Epiphany ESG Equity Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS — 98.22% Shares Fair Value
Communications — 8.41%
Alphabet, Inc., Class A
(a)
17,400 $ 2,309,328
Alphabet, Inc., Class C
(a)
4,600 612,306
Comcast Corp., Class A 32,000 1,448,320
Interpublic Group of Cos., Inc. 35,000 1,198,050
Verizon Communications, Inc. 6,000 204,480
5,772,484
Consumer Discretionary — 10.08%
Amazon.com, Inc.
(a)
10,000 1,336,800
BorgWarner, Inc. 28,000 1,302,000
Crocs, Inc.
(a)
10,400 1,126,840
Home Depot, Inc. (The) 1,840 614,266
Tapestry, Inc. 31,000 1,337,650
Ulta Beauty, Inc.
(a)
2,700 1,200,960
6,918,516
Consumer Staples — 6.33%
Darling Ingredients, Inc.
(a)
16,800 1,163,400
General Mills, Inc. 13,000 971,620
Kimberly-Clark Corp. 8,400 1,084,440
Mondelez International, Inc., Class A 9,000 667,170
Sysco Corp. 6,000 457,860
4,344,490
Energy — 4.29%
Cheniere Energy, Inc. 4,800 776,928
ConocoPhillips 1,000 117,720
Ovintiv, Inc. 21,000 967,890
Pioneer Natural Resources Co. 4,800 1,083,216
2,945,754
Financials — 7.65%
American Express Co. 6,900 1,165,272
Bank of New York Mellon Corp. (The) 27,000 1,224,720
Morgan Stanley 3,000 274,680
Reinsurance Group of America, Inc. 8,300 1,164,905
Webster Financial Corp. 30,000 1,419,600
5,249,177
Health Care — 11.29%
Anthem, Inc. 2,800 1,320,564
Cigna Corp. 4,600 1,357,460

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS — 98.22% - (continued) Shares Fair Value
Health Care — 11.29% - (continued)
CVS Health Corp. 17,000 $ 1,269,730
IQVIA Holdings, Inc.
(a)
5,700 1,275,432
Waters Corp.
(a)
4,500 1,242,945
Zoetis, Inc., Class A 6,800 1,279,012
7,745,143
Industrials — 12.09%
Boston Scientific Corp.
(a)
23,700 1,228,845
CSX Corp. 40,400 1,346,128
Deere & Co. 3,500 1,503,600
Regal-Beloit Corp. 9,500 1,483,710
TE Connectivity Ltd. 9,800 1,406,202
W.W. Grainger, Inc. 1,800 1,329,282
8,297,767
Materials — 2.29%
Albemarle Corp. 3,900 827,892
Graphic Packaging Holding Co. 30,800 745,360
1,573,252
Real Estate — 3.80%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 34,000 887,740
Iron Mountain, Inc. 15,000 921,000
STAG Industrial, Inc. 22,000 798,600
2,607,340
Technology — 29.49%
Accenture PLC, Class A 4,400 1,391,940
Allegro MicroSystems, Inc.
(a)
31,000 1,599,910
Analog Devices, Inc. 7,000 1,396,710
Apple, Inc. 15,000 2,946,750
Cadence Design Systems, Inc.
(a)
5,600 1,310,456
Cisco Systems, Inc. 29,000 1,509,160
Fiserv, Inc.
(a)
8,800 1,110,648
Fortinet, Inc.
(a)
17,000 1,321,240
Microchip Technology, Inc. 16,800 1,578,192
Microsoft Corp. 8,000 2,687,359
Salesforce, Inc.
(a)
3,000 675,030
Visa, Inc., Class A 5,400 1,283,742
Workday, Inc., Class A
(a)
6,000 1,422,780
20,233,917

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS — 98.22% - (continued) Shares Fair Value
Utilities — 2.50%
Eversource Energy 11,400 $ 824,562
NextEra Energy, Inc. 12,200 894,260
1,718,822
Total Common Stocks (Cost $61,457,111) 67,406,662
MONEY MARKET FUNDS — 1.67%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.20%
(b)
1,145,319 1,145,319
Total Money Market Funds (Cost $1,145,319) 1,145,319
Total Investments — 99.89% (Cost $62,602,430) 68,551,981
Other Assets in Excess of Liabilities — 0.11% 72,584
NET ASSETS — 100.00% $ 68,624,565
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.